INVESTMENTS IN JOINT VENTURES (Income Statement) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Revenues									$ 570,726		$ 294,913		$ 200,941
Depreciation									68,424		58,599		56,830
Interest									109,924		83,232		67,218
Other expenses									336,959		144,327		112,285
Total expenses									515,307		286,158		236,333
Gains on extinguishment of debt											9,351		13,826
Net income (loss)									55,419		18,106		(21,566)
Net income allocation	9,055	1,848	5,108	5,516	5,346	(646)	2,551	5,256	13,672		9,097		8,071
Other partners									33,636		8,498		(29,637)
Net income from investments in joint ventures									47,308		17,595
Participation income allocation									7,869		1,400
Greater than 20% [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									38,235	[1]	45,817	[1]	58,843	[1]
Depreciation									(4,138)	[1]	10,238	[1]	16,318	[1]
Interest									22,031	[1]	13,950	[1]	18,412	[1]
Other expenses									(652)	[1]	16,542	[1]	34,615	[1]
Total expenses									17,241	[1]	40,730	[1]	69,345	[1]
Gains on extinguishment of debt										[1]		[1]	9,092	[1]
Net income (loss)									20,994	[1]	5,087	[1]	(1,410)	[1]
Net income allocation									(3,315)	[1]	1,274	[1]	5,568	[1]
Other partners									16,198	[1]	3,302	[1]	(6,978)	[1]
Net income from investments in joint ventures									12,883	[1]	4,576	[1]
Participation income allocation									7,869	[1]	1,400	[1]
Other partners									242	[1]	(889)	[1]
Net income from investments in loan participation									8,111	[1]	511	[1]
Other [Member]
Schedule of Equity Method Investments [Line Items]
Revenues									532,491		249,096		142,098
Depreciation									72,562		48,361		40,512
Interest									87,893		69,282		48,806
Other expenses									337,611		127,785		77,670
Total expenses									498,066		245,428		166,988
Gains on extinguishment of debt											9,351		4,734
Net income (loss)									34,425		13,019		(20,156)
Net income allocation									16,987		7,823		2,503
Other partners									17,438		5,196		(22,659)
Net income from investments in joint ventures									$ 34,425		$ 13,019

[1]	See discussion above.